Note 16 - Net Capital Requirements - 10Q (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Dec. 31, 2011
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets		87.50%
National Securities [Member]
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Minimum Net Capital Required	$ 250,000	$ 250,000
Net Capital	2,378,000	1,144,000	1,394,000
vFinance Investments [Member]
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Minimum Net Capital Required	1,000,000	1,000,000
Net Capital	1,845,000	1,639,000
Alternative Excess Net Capital	845,000	639,000
Capital Required to be Well Capitalized to Risk Weighted Assets	101.00%	132.20%
EquityStation [Member]
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Minimum Net Capital Required		50,000
Net Capital		145,000
Alternative Excess Net Capital		95,000
Alternative Net Capital Requirement		50,000
SEC Requirement [Member]
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Net Capital	$ 2,128,000